Discontinued Operations Discontinued Operations (Details) (USD $)	0 Months Ended			3 Months Ended								12 Months Ended			1 Months Ended
	Feb. 01, 2015	Dec. 02, 2013	Feb. 12, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash Provided by (Used in) Operating Activities, Discontinued Operations												$ 836,000	$ (108,000)	$ 123,000
Cash and cash equivalents				31,714,000				37,350,000				31,714,000	37,350,000	27,479,000	37,350,000	17,739,000
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents				(2,854,000)				(2,326,000)				(2,854,000)	(2,326,000)		(2,326,000)
Cash				28,860,000				35,024,000				28,860,000	35,024,000		35,024,000
Proceeds from Divestiture of Businesses	123,000,000	28,700,000	33,700,000
Receivable in escrow	6,000,000
Gain on sale of discontinued operations, net of income taxes	25,703,000	16,400,000	14,400,000									0	30,840,000	0
Disposal Group, Including Discontinued Operation, Revenue												137,166,000	153,465,000	207,770,000
Disposal Group Including Discontinued Operations Cost of Services												94,848,000	106,728,000	144,701,000
Disposal Group, Including Discontinued Operation, Gross Profit (Loss)												42,318,000	46,737,000	63,069,000
Disposal Group, Including Discontinued Operation, Operating Income (Loss)												6,519,000	6,938,000	19,766,000
Disposal Group, Including Discontinued Operation, Interest Expense												0	(2,456,000)	(4,415,000)
Discontinued Operation, Tax Effect of Discontinued Operation		10,400,000	9,100,000									2,830,000	1,950,000	6,161,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent				947,000	1,282,000	1,148,000	312,000	16,089,000	1,494,000	690,000	15,099,000	3,689,000	2,532,000	9,190,000
Discontinued Operation, Tax Effect of Gain (Loss) from Disposal of Discontinued Operation	14,400,000
Accounts receivable, net of allowance of $4,404 and $2,465, respectively				277,146,000				241,905,000				277,146,000	241,905,000		241,905,000
Disposal Group, Including Discontinued Operation, Accounts, Notes and Loans Receivable, Net				(21,615,000)				(20,295,000)				(21,615,000)	(20,295,000)		(20,295,000)
Prepaid expenses and income taxes				13,308,000				7,482,000				13,308,000	7,482,000		7,482,000
Disposal Group, Including Discontinued Operation, Prepaid and Other Assets				(1,205,000)				(1,204,000)				(1,205,000)	(1,204,000)		(1,204,000)
Deferred income tax assets				15,746,000				14,374,000				15,746,000	14,374,000		14,374,000
Disposal Group, Including Discontinued Operation, Deferred Tax Asset, Current				(3,321,000)				(3,156,000)				(3,321,000)	(3,156,000)		(3,156,000)
Workers' Compensation and Medical Malpractice Receivable, Current				13,370,000				14,390,000				13,370,000	14,390,000		14,390,000
Disposal Group, Including Discontinued Operations, Workers' Compensation and Medical Malpractice Receivable, Current				(5,358,000)				(6,810,000)				(5,358,000)	(6,810,000)		(6,810,000)
Other current assets				3,121,000				3,071,000				3,121,000	3,071,000		3,071,000
Disposal Group, Including Discontinued Operation, Other Assets, Current				0				(400,000)				0	(400,000)		(400,000)
Disposal Group, Including Discontinued Operation, Assets, Current				34,353,000				34,191,000				34,353,000	34,191,000		34,191,000
Assets, Current				385,904,000				350,437,000				385,904,000	350,437,000		350,437,000
Property and equipment, net				44,311,000				36,048,000				44,311,000	36,048,000		36,048,000
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment				(2,508,000)				(2,080,000)				(2,508,000)	(2,080,000)		(2,080,000)
Goodwill				512,060,000				514,426,000				512,060,000	514,426,000	444,084,000	514,426,000
Disposal Group, Including Discontinued Operation, Goodwill				(58,637,000)				(58,637,000)				(58,637,000)	(58,637,000)		(58,637,000)
Identifiable intangible assets, net				250,609,000				273,623,000				250,609,000	273,623,000		273,623,000
Disposal Group, Including Discontinued Operation, Intangible Assets				(11,960,000)				(14,232,000)				(11,960,000)	(14,232,000)		(14,232,000)
Other non-current assets				7,617,000				8,687,000				7,617,000	8,687,000		8,687,000
Disposal Group, Including Discontinued Operation, Other Assets, Noncurrent				(568,000)				(639,000)				(568,000)	(639,000)		(639,000)
Disposal Group, Including Discontinued Operation, Assets, Noncurrent				73,673,000				75,588,000				73,673,000	75,588,000		75,588,000
Assets				1,274,174,000				1,258,809,000				1,274,174,000	1,258,809,000		1,258,809,000
Disposal Group, Including Discontinued Operation, Assets				0				0				0	0		0
Other Long-term Debt, Current				18,250,000				10,000,000				18,250,000	10,000,000		10,000,000
Accounts payable				7,925,000				7,360,000				7,925,000	7,360,000		7,360,000
Disposal Group, Including Discontinued Operation, Accounts Payable				(951,000)				(1,010,000)				(951,000)	(1,010,000)		(1,010,000)
Accrued payroll and contract professional pay				82,563,000				72,246,000				82,563,000	72,246,000		72,246,000
Disposal Group, Including Discontinued Operation, Accrued Liabilities				(4,626,000)				(4,321,000)				(4,626,000)	(4,321,000)		(4,321,000)
Workers’ compensation loss reserves				15,564,000				17,123,000				15,564,000	17,123,000		17,123,000
Disposal Group Workers' Compensation and Medical Malpractice Liability, Current				(13,571,000)				(15,628,000)				(13,571,000)	(15,628,000)		(15,628,000)
Accrued Income Taxes, Current				340,000				13,120,000				340,000	13,120,000		13,120,000
Other current liabilities				20,729,000				26,460,000				20,729,000	26,460,000		26,460,000
Disposal Group, Including Discontinued Operation, Other Liabilities, Current				(1,047,000)				(1,027,000)				(1,047,000)	(1,027,000)		(1,027,000)
Disposal Group, Including Discontinued Operation, Liabilities, Current				20,195,000				21,986,000				20,195,000	21,986,000		21,986,000
Liabilities, Current				165,566,000				168,295,000				165,566,000	168,295,000		168,295,000
Long-term Debt, Excluding Current Maturities				396,875,000				389,813,000				396,875,000	389,813,000		389,813,000
Deferred income tax liabilities				63,821,000				46,789,000				63,821,000	46,789,000		46,789,000
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities, Noncurrent				(4,088,000)				(3,817,000)				(4,088,000)	(3,817,000)		(3,817,000)
Other long-term liabilities				7,937,000				8,597,000				7,937,000	8,597,000		8,597,000
Disposal Group, Including Discontinued Operation, Other Liabilities, Noncurrent				(1,479,000)				(1,365,000)				(1,479,000)	(1,365,000)		(1,365,000)
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent				5,567,000				5,182,000				5,567,000	5,182,000		5,182,000
Liabilities				639,766,000				618,676,000				639,766,000	618,676,000		618,676,000
Disposal Group, Including Discontinued Operation, Liabilities				0				0				0	0		0
Cash Provided by (Used in) Investing Activities, Discontinued Operations												(308,000)	(183,000)	(574,000)
Disposal Group, Including Discontinued Operation, General and Administrative Expense												33,078,000	38,991,000	42,334,000
Disposal Group Including Discontinued Operations Amortization of Intangible Assets												2,721,000	808,000	969,000
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax												6,519,000	4,482,000	15,351,000
Life Sciences Europe [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Goodwill				4,079,000				4,564,000				4,079,000	4,564,000	3,753,000	4,564,000
Scenario, Previously Reported [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents				31,714,000				37,350,000				31,714,000	37,350,000		37,350,000
Accounts receivable, net of allowance of $4,404 and $2,465, respectively				298,761,000				262,200,000				298,761,000	262,200,000		262,200,000
Prepaid expenses and income taxes				14,513,000				8,686,000				14,513,000	8,686,000		8,686,000
Deferred income tax assets				19,067,000				17,530,000				19,067,000	17,530,000		17,530,000
Workers' Compensation and Medical Malpractice Receivable, Current				18,728,000				21,200,000				18,728,000	21,200,000		21,200,000
Other current assets				3,121,000				3,471,000				3,121,000	3,471,000		3,471,000
Disposal Group, Including Discontinued Operation, Assets, Current				0				0				0	0		0
Assets, Current				385,904,000				350,437,000				385,904,000	350,437,000		350,437,000
Property and equipment, net				46,819,000				38,128,000				46,819,000	38,128,000		38,128,000
Goodwill				570,697,000				573,063,000				570,697,000	573,063,000		573,063,000
Identifiable intangible assets, net				262,569,000				287,855,000				262,569,000	287,855,000		287,855,000
Other non-current assets				8,185,000				9,326,000				8,185,000	9,326,000		9,326,000
Disposal Group, Including Discontinued Operation, Assets, Noncurrent				0				0				0	0		0
Assets				1,274,174,000				1,258,809,000				1,274,174,000	1,258,809,000		1,258,809,000
Other Long-term Debt, Current				18,250,000				10,000,000				18,250,000	10,000,000		10,000,000
Accounts payable				8,876,000				8,370,000				8,876,000	8,370,000		8,370,000
Accrued payroll and contract professional pay				87,189,000				76,567,000				87,189,000	76,567,000		76,567,000
Workers’ compensation loss reserves				29,135,000				32,751,000				29,135,000	32,751,000		32,751,000
Accrued Income Taxes, Current				340,000				13,120,000				340,000	13,120,000		13,120,000
Other current liabilities				21,776,000				27,487,000				21,776,000	27,487,000		27,487,000
Disposal Group, Including Discontinued Operation, Liabilities, Current				0				0				0	0		0
Liabilities, Current				165,566,000				168,295,000				165,566,000	168,295,000		168,295,000
Long-term Debt, Excluding Current Maturities				396,875,000				389,813,000				396,875,000	389,813,000		389,813,000
Deferred income tax liabilities				67,909,000				50,606,000				67,909,000	50,606,000		50,606,000
Other long-term liabilities				9,416,000				9,962,000				9,416,000	9,962,000		9,962,000
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent				0				0				0	0		0
Liabilities				$ 639,766,000				$ 618,676,000				$ 639,766,000	$ 618,676,000		618,676,000
Whitaker [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business Acquisition, Name of Acquired Entity															Whitaker Medical, LLC
Business Acquisition, Description of Acquired Entity															a provider of physician staffing services headquartered in Houston, Texas